REGULATORY AND CAPITAL MATTERS	12 Months Ended
Dec. 31, 2014
REGULATORY AND CAPITAL MATTERS
REGULATORY AND CAPITAL MATTERS

NOTE 13 - REGULATORY AND CAPITAL MATTERS

In 2014, capital requirements did not apply to savings and loan holding companies. Beginning in 2015, since the Company is a Small Savings and Loan Holding Company with consolidated assets under $500 million, regulatory capital requirements apply will only to the Bank. The Bank is subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  As of December 31, 2014 and 2013, management believes the Bank meets all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications:  well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition.  If adequately capitalized, regulatory approval is required to accept brokered deposits.  If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.  At December 31, 2014 and 2013, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.

On March 8, 2012, the Company entered into an Agreement by and between its wholly owned subsidiary, the Bank, and the Comptroller of the Currency (“the OCC”).  The Agreement required the Company to address findings of unsafe and unsound practices relating to management, credit underwriting and administration, and liquidity risk management. On September 19, 2013, the OCC terminated its formal agreement with the Company.

Concurrent with entering into the Formal Agreement, the Bank was deemed by the OCC to be in “troubled condition” under the OCC’s prompt corrective action rules.  In addition, pursuant to an Individual Minimum Capital Requirement, the Bank had been directed by the OCC to maintain a Tier 1 Leverage capital ratio of 8% and a Total Risk-Based capital ratio of 12%. On March 26, 2014, the OCC terminated the Individual Minimum Capital Requirement.

The Bank’s actual and required capital amounts and ratios are presented below:

					To Be Well
					Capitalized
					Under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total risk-based capital to risk-weighted assets	$30,603	32.21%	$7,601	8.0%	$9,502	10.0%
Tier I (core) capital to risk- weighted assets	29,500	31.05	3,801	4.0	5,701	6.0
Tier I (core) capital to adjusted total assets	29,500	13.67	8,630	4.0	10,787	5.0

							To Be Well
					Individual		Capitalized
					Minimum		Under Prompt
			For Capital		Capital		Corrective Action
	Actual		Adequacy Purposes		Requirement		Capital Ratios
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013
Total risk-based capital to risk-weighted assets	$29,867	29.69%	$8,047	8.0%	$12,071	12.0%	10,059	10.0%
Tier I (core) capital to risk-weighted assets	28,608	28.44	4,024	4.0	N/A	N/A	6,035	6.0
Tier I (core) capital to adjusted total assets	28,608	12.96	8,830	4.0	17,660	8.0	11,038	5.0

The Qualified Thrift Lender (QTL) test requires that at least 65% of assets be maintained in housing-related finance and other specified areas.  If this test is not met, the Bank must operate under specific restrictions. The Dodd-Frank Act made noncompliance with the QTL test also subject to agency enforcement action for a violation of law. Management believes that this test is met.

On May 15, 2012, the board of directors of the Company adopted resolutions requested by the Federal Reserve Bank of Chicago that required written approval from the Federal Reserve Bank of Chicago prior to the declaration or payment of dividends, any increase in debt or the stock repurchase or redemption by the Company. On September 12, 2014, the Federal Reserve Bank of Chicago provided the Company with a non-objection letter allowing the board of directors to rescind the resolutions. Subsequently, the board of directors rescinded the resolutions and the Company no longer must obtain written approval from the Federal Reserve Bank of Chicago prior to the declaration or payment of dividends, any increase in debt or the stock repurchase or redemption by the Company.

The Company’s principal source of funds for dividend payments is dividends received from the Bank.  Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. At December 31, 2014, the Bank has $1,506 of retained earnings available for dividends.